ENVIRONMENTAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
ENVIRONMENTAL LIABILITIES
Schedule of provision for environmental liabilities

	2018	2017
Provision for environmental liabilities	132,647	85,191

Current	60,419	21,928
Non-current	72,228	63,263